Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Depreciation and amortisation expense [abstract]
Raw materials and consumables used	$ 2,183,847		$ 2,174,192		$ 1,226,746
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	339,568		0		0
Advertising expense	390,962		298,347		316,309
Professional fees expense	252,734		270,656		219,499
Other employee expense	235,656		188,710		109,881
Impairment of inventory	146,550	[1]	14,830	[1]	30,782
Depreciation and amortisation expense	115,445		140,806		211,579
Cost of merchandise sold	91,548		131,447		66,583
Directors' remuneration expense	53,570		54,611		39,438
Insurance expense	21,844		15,901		17,348
Other expenses	47,955		65,263		15,380
Total cost of sales, selling, general and administrative expense, and research and development expense	$ 3,879,679		$ 3,354,763		$ 2,253,545

[1]	Refer to Note 31 - Restatement of financial statements for reconciliations between previously reported and as revised annual amounts.